Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Current liabilities
Current liabilities

	December 31,	December 31,
	2019	2018
	(€ in thousands)
Borrowings	343	—
Lease liabilities	508	—
Trade payables	445	135
Current income tax liability	64	—
Social securities and other taxes	108	—
Pension premiums	2	7
Deferred income	711	545
Accrued expenses and other liabilities	8,812	7,473
	10,993	8,160